UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     EVEREST CAPITAL
Address:  65 FRONT STREET, 6TH AVENUE
          HAMILTON, BERMUDA HM JX

13 File Number: 28-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      MALCOLM STOTT
Title:     CFO
Phone:     (441) 296-0222
Signature, Place and Date of Signing:

    MALCOLM STOTT  July 24, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    52537

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL SAB DE CV        ADRS STOCKS      02364W105     2827    53600 SH       SOLE                  53600        0        0
D BANCO BRADESCO SA BR AD ADR    ADRS STOCKS      059460303     3574   174700 SH       SOLE                 174700        0        0
D CENVEO INC                     COMMON STOCK     15670S105     6658   681500 SH       SOLE                 681500        0        0
D CIA VALE DO RIO DOCE  ADR      ADRS STOCKS      204412100     2536    85000 SH       SOLE                  85000        0        0
D CIA VALE DO RIO DOCE  ADR      ADRS STOCKS      204412209      265     7400 SH       SOLE                   7400        0        0
D EMPRESA NACIONAL DE ELECTRICID ADRS STOCKS      29244T101      945    22100 SH       SOLE                  22100        0        0
D JOE'S JEANS INC  COM STK       COMMON STOCK     47777N101     2181  1864044 SH       SOLE                1864044        0        0
D MECHEL OAO ADR                 ADRS STOCKS      583840103    11565   233452 SH       SOLE                 233452        0        0
D PETROLEO BRASILEIRO SA PETROBR ADRS STOCKS      71654V101     3975    68600 SH       SOLE                  68600        0        0
D PRIDE INTL INC  COM STK        COMMON STOCK     74153Q102     7992   169000 SH       SOLE                 169000        0        0
D ROWAN COS INC  COM STK         COMMON STOCK     779382100     7948   170000 SH       SOLE                 170000        0        0
D TENARIS S A  ADR               ADRS STOCKS      88031M109     2071    27800 SH       SOLE                  27800        0        0
S REPORT SUMMARY                 12 DATA RECORDS               52537        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED